CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 216,413	$ 138,206	$ 236,738	$ 248,910
Cost of revenue	32,816	56,176	72,740	101,718
Gross margin	183,597	82,030	163,998	147,192
Operating expenses:
Selling, general and administrative	5,657,638	277,591	8,662,517	532,872
Research and development	1,805,532	577,256	3,291,614	1,099,454
Total operating expenses	7,463,170	854,847	11,954,131	1,632,326
Loss from operations	(7,279,573)	(772,817)	(11,790,133)	(1,485,134)
Other income (expense):
Change in fair value of Simple Agreement for Future Equity ("SAFE") liability	0	(869,000)	0	(869,000)
Change in fair value of Equity Line of Credit ("ELOC") derivative	(251,455)	0	(251,455)	0
Other income	205,990	14,635	257,715	32,975
Loss before income taxes	(7,325,038)	(1,627,182)	(11,783,873)	(2,321,159)
Income tax expense	0	0	0	0
Net loss	$ (7,325,038)	$ (1,627,182)	$ (11,783,873)	$ (2,321,159)
Net loss per share of common stock, basic	$ (0.45)	$ (0.51)	$ (1.03)	$ (0.78)
Net loss per share of common stock, diluted	$ (0.45)	$ (0.51)	$ (1.03)	$ (0.78)
Weighted-average shares of common stock outstanding, basic	16,333,844	3,211,540	11,414,411	2,970,764
Weighted-average shares of common stock outstanding, diluted	16,333,844	3,211,540	11,414,411	2,970,764
Comprehensive loss:
Foreign currency translation adjustments	$ 223,943	$ 14,478	$ 200,402	$ 14,744
Total comprehensive loss	$ (7,101,095)	$ (1,612,704)	$ (11,583,471)	$ (2,306,415)